SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 09, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jul. 09, 2021	May 17, 2021	May 12, 2021	Jan. 09, 2021	Oct. 13, 2020
Property, Plant and Equipment [Line Items]
Cash insured amount		$ 250,000		$ 250,000		$ 250,000
Amount of Inventory reserve						33,062
Depreciation expense		$ 32,216	$ 29,947	63,925	$ 55,774	117,340	$ 17,143
Deposits						31,173
Stock based compensation				729,525		165,590	1,701,316
Valuation allowance						5,300,000
Operating loss carryforwards						21,000,000.0
Increase in valuation allowance							$ 70,000,000
Federal net operating losses						800,000,000.0
Federal net operating losses expired amount if not utilized						$ 1,300,000,000
Minimum [Member]
Property, Plant and Equipment [Line Items]
Operating loss carryforwards expiration year						2031
Maximum [Member]
Property, Plant and Equipment [Line Items]
Operating loss carryforwards expiration year						2037
Consulting Agreement [Member]
Property, Plant and Equipment [Line Items]
Shares due	600,000								300,000	250,000		250,000
Fair value of per share	$ 0.29										$ 0.23
Fair value of share	$ 174,000
Stock based compensation	$ 165,590			$ 81,563
Shares to be issued	350,000											250,000
Consulting Agreement [Member] | Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Shares to be issued								350,000			250,000